Retirement Benefit Obligation (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefit Obligation (Textual)
Defined contribution plans	₪ 1,627	₪ 1,378	₪ 1,558